Deferred income tax assets and liabilities, net (Tables)	12 Months Ended
Jun. 30, 2026
Deferred income tax assets and liabilities, net
Schedule of changes in deferred tax balances through equity and profit or loss

	As of June 30,
(in € thousands)	2024	2025	2026
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(237)	1,989	1,672
Recognized through equity / other comprehensive income	—	—	—
Recognized through profit or loss	2,226	(317)	19,169
End of fiscal year	1,989	1,672	20,841

Schedule of deferred tax balances

	2025		2026
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	174	(4,323)	—	(3,348)
Property and equipment	19,194	(8,143)	22,751	(1,147)
Inventory	8,722	(99)	7,857	—
Receivables	2,099	—	1,012	—
Right-of-Use asset, contract asset and other assets	289	(36,080)	5,011	(27,639)
Lease liabilities, contract liabilities and other liabilities	18,852	(3,852)	12,991	(4,583)
Provisions	587	(20)	7,934	—
Tax losses carried forward	4,272	—	—	—
Total Gross	54,189	(52,517)	57,558	(36,717)
Netting	(52,506)	52,506	(34,336)	34,336
Total net	1,683	(11)	23,222	(2,381)